Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EIP Investment Trust
Entity Central Index Key	0001350049
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	EIP Growth & Income Fund
Class Name	Investor Class
Trading Symbol	EIPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EIP Growth & Income Fund (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eipfunds.com/products/mutual-funds/. You can also request this information by contacting us at 1-844-766-8694.
Additional Information Phone Number	1-844-766-8694
Additional Information Website	https://www.eipfunds.com/products/mutual-funds/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$189	1.65%*
[1]
Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.65%	[1]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s Investor Class returned 29.07% for the 12 months ended October 31, 2024. The Fund outperformed its benchmark, the Alerian MLP Total Return Index (“AMZX” or “Benchmark”), which returned 22.28% for the same Period. The Fund underperformed the S&P 500 Index (“Index”), which returned 38.02% for the same period.
WHAT FACTORS INFLUENCED PERFORMANCE
The outperformance of the Fund relative to the Benchmark was attributable to overweight positions in natural gas pipeline companies that outperformed the Benchmark and are not included in the Benchmark. Underweight positions in crude oil pipeline master limited partnerships relative to the Benchmark also contributed to the Fund’s relative performance. The performance of the Index was driven by a select few companies accounting for a large portion of the Index performance over the Period. Despite strong earnings growth and improving sentiment, the Index still experienced greater multiple expansion compared to the companies in the Fund’s portfolio. Energy Income Partners, LLC, the Fund’s investment manager, has sought to consistently run a more conservative portfolio with a more diversified set of higher quality companies that themselves have more conservative balance sheets, lower dividend payout ratios, less exposure to commodity prices and more stable cash flows compared to the Benchmark.
The Fund posted positive returns for the Period as earnings growth and multiple expansion benefited the pipeline and utility companies in the portfolio. This was partially offset by lower year-over-year earnings of integrated oil companies and multiple contractions of renewable developers in the Fund. Total return swaps performed roughly in-line with the directly owned securities in the portfolio and positively contributed to the Fund’s performance.

Top Contributors
↑	DT Midstream, Inc.
↑	Targa Resources Corp
↑	Energy Transfer, LP
↑	ONEOK, Inc.
↑	Kinder Morgan, Inc.

Top Detractors
↓	BP PLC - ADR
↓	Schlumberger NV
↓	Halliburton Co.
↓	NextEra Energy Partners, LP
↓	Patterson-UTI Energy, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/18/2016)
Investor Class (without sales charge)	29.07	11.43	7.39
S&P 500 TR	38.02	15.27	14.98
Alerian MLP Total Return Index	22.28	14.66	7.13

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.eipfunds.com/products/mutual-funds/ for more recent performance information. Visit https://www.eipfunds.com/products/mutual-funds/ for more recent performance information.
Net Assets	$ 75,502,366
Holdings Count | $ / shares	91
Advisory Fees Paid, Amount	$ 432,901
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$75,502,366
Number of Holdings	91
Net Advisory Fee	$432,901
Portfolio Turnover	40%

Holdings [Text Block]

Top Holdings	(%)
Energy Transfer, LP	7.0%
Enterprise Products Partners, LP	6.6%
ONEOK, Inc.	6.6%
DT Midstream, Inc.	4.5%
MPLX, LP	3.4%
Targa Resources Corp.	3.4%
National Fuel Gas Co.	2.9%
Imperial Oil Ltd.	2.8%
Clearway Energy, Inc. - Class A	2.6%
Kinder Morgan, Inc.	2.6%

Security Type	(%)
Common Stocks	74.7%
Master Limited Partnerships	25.7%
Money Market Funds	1.6%
Total Return Swaps	0.0%**
Liabilities in Excess of Other Assets	-2.0%
[2]
Updated Prospectus Web Address	https://www.eipfunds.com/products/mutual-funds/
Class I
Shareholder Report [Line Items]
Fund Name	EIP Growth & Income Fund
Class Name	Class I
Trading Symbol	EIPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EIP Growth & Income Fund (the “Fund”) for the year of November 1, 2023 to October 31, 2024 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.eipfunds.com/products/mutual-funds/. You can also request this information by contacting us at 1-844-766-8694.
Additional Information Phone Number	1-844-766-8694
Additional Information Website	https://www.eipfunds.com/products/mutual-funds/
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$143	1.25%*
[3]
Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.25%	[3]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s Class I returned 29.58% for the 12 months ended October 31, 2024. The Fund outperformed its benchmark, the Alerian MLP Total Return Index (“AMZX” or “Benchmark”), which returned 22.28% for the same Period. The Fund underperformed the S&P 500 Index (“Index”), which returned 38.02% for the same Period.
WHAT FACTORS INFLUENCED PERFORMANCE
The outperformance of the Fund relative to the Benchmark was attributable to overweight positions in natural gas pipeline companies that outperformed the Benchmark and are not included in the Benchmark. Underweight positions in crude oil pipeline master limited partnerships relative to the Benchmark also contributed to the Fund’s relative performance. The performance of the Index was driven by a select few companies accounting for a large portion of the Index performance over the Period. Despite strong earnings growth and improving sentiment, the Index still experienced greater multiple expansion compared to the companies in the Fund’s portfolio. Energy Income Partners, LLC, the Fund’s investment manager, has sought to consistently run a more conservative portfolio with a more diversified set of higher quality companies that themselves have more conservative balance sheets, lower dividend payout ratios, less exposure to commodity prices and more stable cash flows compared to the Benchmark.
The Fund posted positive returns for the Period as earnings growth and multiple expansion benefited the pipeline and utility companies in the portfolio. This was partially offset by lower year-over-year earnings of integrated oil companies and multiple contractions of renewable developers in the Fund. Total return swaps performed roughly in-line with the directly owned securities in the portfolio and positively contributed to the Fund’s performance.

Top Contributors
↑	DT Midstream, Inc.
↑	Targa Resources Corp
↑	Energy Transfer, LP
↑	ONEOK, Inc.
↑	Kinder Morgan, Inc.

Top Detractors
↓	BP PLC - ADR
↓	Schlumberger NV
↓	Halliburton Co.
↓	NextEra Energy Partners, LP
↓	Patterson-UTI Energy, Inc.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	29.58	11.87	5.20
S&P 500 TR	38.02	15.27	13.00
Alerian MLP Total Return Index	22.28	14.66	2.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.eipfunds.com/products/mutual-funds/ for more recent performance information. Visit https://www.eipfunds.com/products/mutual-funds/ for more recent performance information.
Net Assets	$ 75,502,366
Holdings Count | $ / shares	91
Advisory Fees Paid, Amount	$ 432,901
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$75,502,366
Number of Holdings	91
Net Advisory Fee	$432,901
Portfolio Turnover	40%

Holdings [Text Block]

Top Holdings	(%)
Energy Transfer, LP	7.0%
Enterprise Products Partners, LP	6.6%
ONEOK, Inc.	6.6%
DT Midstream, Inc.	4.5%
MPLX, LP	3.4%
Targa Resources Corp.	3.4%
National Fuel Gas Co.	2.9%
Imperial Oil Ltd.	2.8%
Clearway Energy, Inc. - Class A	2.6%
Kinder Morgan, Inc.	2.6%

Security Type	(%)
Common Stocks	74.7%
Master Limited Partnerships	25.7%
Money Market Funds	1.6%
Total Return Swaps	0.0%**
Liabilities in Excess of Other Assets	-2.0%
[4]
Updated Prospectus Web Address	https://www.eipfunds.com/products/mutual-funds/

[1]
*	Under the Expense Limitation Agreement, Energy Income Partners, LLC, has agreed to waive its management fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold), taxes, any 12b-1 fee or fees paid pursuant to an Administrative Services Plan, any indirect expenses such as acquired fund fees and expenses, and extraordinary litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets.

[2]
**	Represents less than 0.05% of net assets.

[3]
*	Under the Expense Limitation Agreement, Energy Income Partners, LLC, has agreed to waive its management fee and/or reimburse expenses so that the Fund’s total annual operating expenses (excluding brokerage fees and commissions, borrowing costs (such as (i) interest and (ii) dividend expenses on securities sold), taxes, any 12b-1 fee or fees paid pursuant to an Administrative Services Plan, any indirect expenses such as acquired fund fees and expenses, and extraordinary litigation expenses) do not exceed 1.25% of the Fund’s average daily net assets.

[4]
**	Represents less than 0.05% of net assets.